Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Office equipment and furniture	$ 21,755	$ 14,567
Leasehold improvements	11,192
Less: accumulated depreciation	(10,333)	(4,991)
Plant and equipment, net	$ 22,614	$ 9,576